BALANCE SHEET DETAILS	12 Months Ended
Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
BALANCE SHEET DETAILS

NOTE 5-BALANCE SHEET DETAILS

The following tables provide details of selected balance sheet items:

	December 31,	December 31,
	2019	2018
	(in thousands)
Inventories:
Raw materials	$2,362	$1,665
Work in process	1,285	2,992
Finished goods(1)	2,495	21,731
Total Inventory	$6,142	$26,388

(1)

Includes finished goods at customer sites of approximately $0.6 million and $14.4 million at December 31, 2019 and 2018, respectively, for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer and for which revenue has not yet been recognized.

	December 31,	December 31,
	2019	2018
	(in thousands)
Prepaid and other current assets
Prepaid taxes(1)	$2,340	$3,468
Advance to suppliers	4	982
Other receivable	1,361	794
Other(2)	1,819	1,532
Total Prepaid and other current assets	$5,524	$6,776

(1)	Includes $0.8 million prepaid consumption tax, $0.7 million prepaid of value added tax, $0.5 million duty recoverable and $0.2 million goods and service tax.

(2)	Includes $1.0 million interest receivable, $0.4 million prepaid of software and license.

	December 31,	December 31,
	2019	2018
	(in thousands)
Property, plant and equipment, net:
Leasehold improvements	$1,799	$1,893
Automobiles	319	323
Computer and Software	4,764	4,878
Equipment and Furniture	22,521	23,556
Total	29,403	30,650
Less: accumulated depreciation	(28,311)	(29,392)
Total Property, plant and equipment, net	$1,092	$1,258

During the years ended December 31, 2019, 2018 and 2017, the Company wrote-off fully depreciated property, plant and equipment of $0.1 million with accumulated depreciation of $0.1 million, $3.3 million with accumulated depreciation of $3.3 million, and $0.6 million with accumulated depreciation of $0.6 million, respectively.

	December 31,	December 31,
	2019	2018
	(in thousands)
Other current liabilities:
Accrued contract costs	$140	$353
Warranty costs	90	91
Accrued professional fees	1,074	602
Accrued other taxes	1,063	1,087
Other	2,381	3,154
Total other current liabilities	$4,748	$5,287

	December 31,	December 31,
	2019	2018
	(in thousands)
Other long-term liabilities
Non-current income tax payable	$1,349	$1,327
Other long-term liabilities	—	1,170
Total other long-term liabilities	$1,349	$2,497